Note 15 - Income Tax	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	Income Tax

15.1	Income taxes

	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Current income tax expense (recovery)	(239)	1,932
Deferred income tax expense (recovery)	(9,844)	168
Income tax expense (recovery)	(10,083)	2,100

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of comprehensive income (loss) for the years ended November 30, 2025 and 2024 is as follows:

	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Net loss for the year	(25,415)	(25,247)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,862)	(6,817)
Non-deductible permanent differences	2,543	1,645
Future withholding taxes	(29)	240
Change in unrecognized deferred tax assets	(6,246)	7,364
Other	511	(332)
Tax expense (recovery) for the year	(10,083)	2,100

15.2	Deferred Income Tax Assets and Liabilities

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Non-capital loss carry-forward	7,512	13,479
Mineral properties	3,406	2,871
Others	392	1,206
Unrecognized deferred tax assets	11,310	17,556

	As at November 30,	As at November 30,
	2025	2024
	($)	($)
Deferred tax assets (liabilities)
Long-term and short-term investments	(18,966)	(4,421)
Non-capital losses carry-forward	14,786	4,421
Future withholding tax	(217)	(246)
Others	471	-
Net deferred tax liabilities	(3,926)	(246)

Deferred tax assets that can not be offset against deferred tax liabilities have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.

The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. As at November 30, 2025, the Company has non-capital losses of $60,417 in Canada which will expire between 2029 and 2045. The Company has non-capital losses of $21,184 in the United States of which $1,254 will expire between 2035 and 2038 and $19,930 may be carried forward indefinitely.